Shareholder Report, Line Graph (Details) 194915_Aristotle Portfolio Optimization Moderate Fund_Class I-2_TSR Annual {Class I-2} - USD ($)												12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 20,368	$ 18,034	$ 17,163	$ 14,966	$ 16,336	$ 16,147	$ 11,535	$ 12,412	$ 12,081	$ 11,130	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	37,594	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Accumulated Value	11,835	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000
Aristotle Portfolio Optimization Moderate Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Aristotle Portfolio Optimization Moderate Composite Benchmark
Accumulated Value	$ 22,512	$ 19,936	$ 18,710	$ 16,132	$ 17,006	$ 16,125	$ 12,387	$ 12,605	$ 11,927	$ 10,950	$ 10,000